As filed with the Securities and Exchange Commission on May 23, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06628

The Yacktman Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX 78730
(Address of principal executive offices) (Zip code)

Donald A. Yacktman
c/o Yacktman Asset Management Co.
6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX 78730
(Name and address of agent for service)

512-767-6700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2012 (Unaudited)
The Yacktman Fund

	Number of Shares	Value
COMMON STOCKS - 86.70%
Beverages - 12.59%
Coca-Cola Co.	3,250,000	240,532,500
PepsiCo, Inc.	10,700,000	709,945,000
		950,477,500
Capital Markets - 3.06%
Bank of New York Mellon Corp.	4,200,000	101,346,000
Goldman Sachs Group, Inc.	350,000	43,529,500
Janus Capital Group, Inc.	4,560,000	40,629,600
State Street Corp.	1,000,000	45,500,000
		231,005,100
Commercial Banks - 2.83%
The Bancorp, Inc. (a)	760,000	7,630,400
U.S. Bancorp	6,500,000	205,920,000
		213,550,400
Communications Equipment - 5.30%
Cisco Systems, Inc.	15,800,000	334,170,000
Research In Motion Ltd. (a)	4,500,000	66,195,000
		400,365,000
Computers & Peripherals - 1.63%
Hewlett-Packard Co.	5,150,000	122,724,500
Consumer Finance - 0.18%
American Express Co.	235,000	13,597,100
Diversified Consumer Services - 2.72%
Apollo Group, Inc., Class A (a)	2,550,000	98,532,000
H&R Block, Inc.	6,500,000	107,055,000
		205,587,000
Diversified Financial Services - 0.69%
Bank of America Corp.	5,000,000	47,850,000
Resource America, Inc., Class A	659,226	4,159,716
		52,009,716
Electronic Equipment, Instruments & Components - 1.14%
Corning, Inc.	6,100,000	85,888,000
Food & Staples Retailing - 4.35%
Sysco Corp.	11,000,000	328,460,000
Food Products - 0.41%
Lancaster Colony Corp.	460,000	30,571,600
Health Care Equipment & Supplies - 7.08%
Becton, Dickinson & Co.	800,000	62,120,000
C.R. Bard, Inc.	2,752,000	271,677,440
Covidien Plc	850,000	46,478,000
Medtronic, Inc.	400,000	15,676,000
Stryker Corp.	2,498,617	138,623,271
		534,574,711
Health Care Providers & Services - 1.85%
Patterson Companies, Inc.	2,050,000	68,470,000
UnitedHealth Group, Inc.	1,200,000	70,728,000
		139,198,000

Household Products - 9.58%
Clorox Co.	1,740,000	119,625,000
Colgate-Palmolive Co.	670,000	65,512,600
Procter & Gamble Co.	8,000,000	537,680,000
		722,817,600
Internet Software & Services - 0.61%
eBay, Inc. (a)	1,250,000	46,112,500
Media - 14.37%
Comcast Corp., Class A	4,700,000	138,697,000
Liberty Interactive Corp., Series A (a)	2,900,000	55,361,000
News Corp., Class A	31,000,000	610,390,000
Viacom, Inc., Class B	5,900,000	280,014,000
		1,084,462,000
Oil, Gas & Consumable Fuels - 3.49%
ConocoPhillips	2,150,000	163,421,500
Exxon Mobil Corp.	1,150,000	99,739,500
		263,161,000
Personal Products - 1.90%
Avon Products, Inc.	7,400,000	143,264,000
Pharmaceuticals - 5.40%
Johnson & Johnson	3,500,000	230,860,000
Pfizer, Inc.	7,800,000	176,748,000
		407,608,000
Semiconductor & Semiconductor Equipment - 0.86%
Intel Corp.	2,300,000	64,653,000
Software - 4.85%
Microsoft Corp.	11,350,000	366,037,500
Specialty Retail - 1.81%
Staples, Inc.	2,000,000	32,360,000
Wal-Mart Stores, Inc.	1,700,000	104,040,000
		136,400,000
TOTAL COMMON STOCKS (Cost $5,469,245,082)		6,542,524,227
SHORT TERM INVESTMENTS - 13.03%	Principal Amount
Commercial Paper - 0.90%
American Express Co.
0.003%, 04/02/2012	$67,680,000	67,679,990
Demand Note - 0.00%
U.S. Bancorp
0.00%	379,388	379,388
U.S. Treasury Bills - 12.13%
U.S. Treasury Bill
0.040%, 04/19/2012	437,680,000	437,670,663
0.010%, 04/26/2012	45,912,000	45,911,681
0.001%, 05/03/2012	83,972,000	83,971,925
0.003%, 05/17/2012	102,861,000	102,860,612
0.051%, 05/31/2012	41,965,000	41,961,392
0.058%, 06/21/2012	203,185,000	203,158,180
		915,534,453
TOTAL SHORT TERM INVESTMENTS (Cost $983,614,077)		983,593,831
Total Investments (Cost $6,452,859,159) - 99.73%		7,526,118,058
Other Assets in Excess of Liabilities - 0.27%		20,387,799
TOTAL NET ASSETS - 100.00%		$7,546,505,857

Percentages are stated as a percent of net assets.

Plc	Public Limited Company
(a)	Non-Income Producing

	The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

	Cost of investments	$6,452,859,159
	Gross unrealized appreciation	1,169,267,739
	Gross unrealized depreciation	(96,008,840)
	Net unrealized appreciation	$1,073,258,899

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2012 :

THE YACKTMAN FUND
	Level 1	Level 2	Level 3	Total

Common Stock*	$6,542,524,227	$-	$-	$6,542,524,227

Short Term Investments*	-	983,593,831	-	983,593,831

Total Investments in Securities	$6,542,524,227	$983,593,831	$-	$7,526,118,058

*Please refer to the portfolio of investments to view securities by industry type.

The Funds did not invest in any Level 3 investments during the year. There were no transfers into or out of Level 1 or Level 2 during the year.
It is the Funds' policy to consider transfers into or out of Level 1 or Level 2 as of the end of the reporting period.

Schedule of Investments
March 31, 2012 (Unaudited)
The Yacktman Focused Fund

	Number of Shares	Value
COMMON STOCKS - 84.50%
Auto Manufacturers - 0.41%
Toyota Industries Corporation - ADR (a)	800,000	24,263,920
Beverages - 11.94%
Coca-Cola Co.	1,960,000	145,059,600
PepsiCo, Inc.	8,500,000	563,975,000
		709,034,600
Capital Markets - 2.45%
Bank of New York Mellon Corp.	2,250,000	54,292,500
Goldman Sachs Group, Inc.	250,000	31,092,500
Northern Trust Corp.	550,000	26,097,500
State Street Corp.	750,000	34,125,000
		145,607,500
Commercial Banks - 2.19%
The Bancorp, Inc. (a)	336,000	3,373,440
U.S. Bancorp	4,000,000	126,720,000
		130,093,440
Communications Equipment - 4.38%
Cisco Systems, Inc.	10,100,000	213,615,000
Research In Motion Ltd. (a)	3,150,000	46,336,500
		259,951,500
Computers & Peripherals - 1.29%
Hewlett-Packard Co.	3,200,000	76,256,000
Diversified Consumer Services - 2.36%
Apollo Group, Inc., Class A (a)	2,000,000	77,280,000
H&R Block, Inc.	3,800,000	62,586,000
		139,866,000
Diversified Financial Services - 0.02%
Resource America, Inc., Class A	215,000	1,356,650
Electronic Equipment, Instruments & Components - 1.04%
Corning, Inc.	4,400,000	61,952,000
Food & Staples Retailing - 4.93%
Sysco Corp.	9,800,000	292,628,000
Health Care Equipment & Supplies - 8.21%
Becton, Dickinson & Co.	770,000	59,790,500
C.R. Bard, Inc.	2,850,000	281,352,000
Covidien Plc	800,000	43,744,000
Stryker Corp.	1,850,000	102,638,000
		487,524,500
Health Care Providers & Services - 0.89%
Patterson Companies, Inc.	650,000	21,710,000
UnitedHealth Group, Inc.	530,000	31,238,200
		52,948,200
Household Products - 14.44%
Clorox Co.	2,900,000	199,375,000
Colgate-Palmolive Co.	200,000	19,556,000
Procter & Gamble Co.	9,500,000	638,495,000
		857,426,000
Media - 13.43%
Comcast Corp., Class A	2,300,000	67,873,000
Liberty Interactive Corp., Series A (a)	840,000	16,035,600
News Corp., Class A	29,000,000	571,010,000
News Corp., Class B	19,600	391,608
Viacom, Inc., Class B	3,000,000	142,380,000
		797,690,208
Oil, Gas & Consumable Fuels - 2.72%
ConocoPhillips	1,500,000	114,015,000
Exxon Mobil Corp.	550,000	47,701,500
		161,716,500
Personal Products - 1.94%
Avon Products, Inc.	5,970,000	115,579,200
Pharmaceuticals - 4.64%
Johnson & Johnson	2,250,000	148,410,000
Pfizer, Inc.	5,600,000	126,896,000
		275,306,000
Software - 6.19%
Microsoft Corp.	11,400,000	367,650,000
Specialty Retail - 1.03%
Wal-Mart Stores, Inc.	1,000,000	61,200,000
TOTAL COMMON STOCKS (Cost $4,339,955,193)		5,018,050,218

	Principal Amount
CORPORATE BONDS - 0.14%
Media - 0.14%
Liberty Interactive LLC
8.250%, 02/01/2030	$8,000,000	8,120,000
TOTAL CORPORATE BONDS (Cost $7,381,093)		8,120,000
SHORT TERM INVESTMENTS - 16.19%
Commercial Paper - 0.55%
American Express Co.
0.003%, 04/02/2012	32,519,000	32,518,995
Demand Note - 0.01%
U.S. Bancorp
0.00%	448,266	448,266
U.S. Treasury Bills - 15.63%
U.S. Treasury Bill
0.046%, 04/12/2012	177,837,000	177,834,283
0.042%, 04/19/2012	445,112,000	445,102,146
0.005%, 04/26/2012	24,366,000	24,365,915
0.010%, 05/03/2012	60,760,000	60,759,459
0.005%, 05/17/2012	33,877,000	33,876,784
0.051%, 05/31/2012	25,917,000	25,914,771
0.056%, 06/14/2012	58,000,000	57,993,214
0.058%, 06/21/2012	38,069,000	38,063,975
0.131%, 09/20/2012	64,801,000	64,760,240
		928,670,787
TOTAL SHORT TERM INVESTMENTS (Cost $961,651,292)		961,638,048
Total Investments (Cost $5,308,987,578) - 100.83%		5,987,808,266
Liabilities in Excess of Other Assets - (0.83)%		-49,423,196
TOTAL NET ASSETS - 100.00%		$5,938,385,070

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
Plc	Public Limited Company
(a)	Non-Income Producing

	The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

	Cost of investments	$5,308,987,578
	Gross unrealized appreciation	736,413,121
	Gross unrealized depreciation	(57,592,433)
	Net unrealized appreciation	$678,820,688

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2012 :

THE YACKTMAN FOCUSED FUND
	Level 1	Level 2		Level 3	Total

Common Stock*	$4,993,786,298	$24,263,920	**	$-	$5,018,050,218

Corporate Bonds*	-	8,120,000		-	8,120,000

Short Term Investments*	-	961,638,048		-	961,638,048

Total Investments in Securities	$4,993,786,298	$994,021,968		$-	$5,987,808,266

*Please refer to the portfolio of investments to view securities by industry type.
**Amount represents a security in the Auto Manufacturers industry.

The Funds did not invest in any Level 3 investments during the year. There were no transfers into or out of Level 1 or Level 2 during the year.
It is the Funds' policy to consider transfers into or out of Level 1 or Level 2 as of the end of the reporting period.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Yacktman Funds, Inc.

By (Signature and Title)      /s/ Donald A. Yacktman
    Donald A. Yacktman, President

Date     5/1/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Donald A. Yacktman
Donald A. Yacktman, President & Treasurer

Date     5/1/12

* Print the name and title of each signing officer under his or her signature.